UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2008

USAA
EAGLE
LOGO (R)


                        USAA GROWTH and TAX STRATEGY Fund


                      3RD QUARTER Portfolio of Investments


                                 February 29, 2008

                                                                      (Form N-Q)

48472-0408                                    (C)2008, USAA. All rights reserved
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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE           MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------


               TAX-EXEMPT SECURITIES (54.3%)

               TAX-EXEMPT BONDS (53.4%)

               ARIZONA (1.1%)

 $    2,250    Univ. Medical Center Corp.                   5.00%         7/01/2035         $       1,902
                                                                                          ---------------
               ARKANSAS (1.5%)

      2,500    Conway Health Facilities Board               6.40          8/01/2029                 2,553
                                                                                          ---------------
               CALIFORNIA (0.5%)

      4,435    West Contra Costa USD (INS)                  5.05 (a)      8/01/2034                   875
                                                                                          ---------------
               COLORADO (0.2%)

        500    Univ. of Colorado Hospital Auth.             5.00         11/15/2037                   422
                                                                                          ---------------
               CONNECTICUT (3.2%)

      6,000    Mashantucket (Western) Pequot Tribe (b)      5.75          9/01/2027                 5,503
                                                                                          ---------------
               FLORIDA (1.7%)

      3,000    Orlando (INS)(c)                             5.13         11/01/2027                 2,922
                                                                                          ---------------
               GEORGIA (2.7%)

      4,500    Atlanta Airport (INS)(PRE)(d)                5.60          1/01/2030                 4,758
                                                                                          ---------------
               HAWAII (0.6%)

      1,000    State (INS)                                  5.25          9/01/2019                 1,039
                                                                                          ---------------
               ILLINOIS (1.6%)

      3,000    Municipal Electric Agency (INS)              5.00          2/01/2035                 2,818
                                                                                          ---------------
               INDIANA (2.3%)

        550    Health and Educational Facility Financing
                    Auth.                                   5.25          2/15/2036                   500
      1,000    Health and Educational Facility Financing
                    Auth.                                   5.00          2/15/2039                   860
      3,000    Rockport (INS)                               4.63          6/01/2025                 2,713
                                                                                          ---------------
                                                                                                    4,073
                                                                                          ---------------
               LOUISIANA (1.1%)

      1,075    Local Government Environmental Facilities
                    and Community Development Auth.
                    (INS)                                   6.55          9/01/2025                 1,003
      1,000    Parish of St. John the Baptist               5.13          6/01/2037                   875
                                                                                          ---------------
                                                                                                    1,878
                                                                                          ---------------

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======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE           MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
               MAINE (1.8%)

 $    2,405    Health and Higher Educational Facilities
                    Auth. (INS)(PRE)                        5.75%         7/01/2030         $       2,580
        595    Health and Higher Educational Facilities
                    Auth. (INS)                             5.75          7/01/2030                   613
                                                                                          ---------------
                                                                                                    3,193
                                                                                          ---------------
               MICHIGAN (6.3%)

      4,000    Detroit Sewage Disposal (INS)(PRE)(d)        5.75          7/01/2026                 4,233
      3,000    Hospital Finance Auth. (INS)                 5.00         11/15/2026                 2,757
      4,000    Hospital Finance Auth.                       6.25         10/01/2027                 4,002
                                                                                          ---------------
                                                                                                   10,992
                                                                                          ---------------
               MISSOURI (0.8%)

      1,500    Health and Educational Facility Financing
                    Auth.                                   5.38          2/01/2035                 1,368
                                                                                          ---------------
               MONTANA (0.6%)

        560    Facility Finance Auth. (INS)(PRE)            4.75         12/01/2021                   594
        440    Facility Finance Auth. (INS)(PRE)            4.75         12/01/2021                   466
                                                                                          ---------------
                                                                                                    1,060
                                                                                          ---------------
               NEW JERSEY (0.5%)

      1,000    Middlesex County Improvement Auth.           5.00          8/15/2023                   937
                                                                                          ---------------
               NEW MEXICO (0.5%)

      1,000    Farmington                                   4.88          4/01/2033                   810
                                                                                          ---------------
               NEW YORK (4.7%)

      1,000    Dormitory Auth. (INS)                        4.70          2/15/2035                   865
      1,000    Environmental Facilities Corp.               5.00          6/15/2025                   998
      3,000    MTA                                          5.00         11/15/2030                 2,855
        295    New York City                                6.00          5/15/2020                   310
      1,500    New York City Housing Development Corp.
                    (INS)                                   5.00          7/01/2025                 1,456
      8,455    Oneida County IDA (INS)                      4.65 (a)      7/01/2035                 1,699
                                                                                          ---------------
                                                                                                    8,183
                                                                                          ---------------
               NORTH CAROLINA (0.9%)

      1,500    Charlotte-Mecklenberg Hospital Auth.
                    (PRE)                                   4.88          1/15/2032                 1,585
                                                                                          ---------------
               RHODE ISLAND (0.1%)
        205         Housing and Mortgage Finance Corp.      6.85         10/01/2024                   205
                                                                                          ---------------
               TENNESSEE (0.2%)

      2,000    Knox County Health, Educational and
                    Housing Facilities Board                5.01 (a)      1/01/2035                   352
                                                                                          ---------------

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                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
     AMOUNT                                               COUPON                                    VALUE
      (000)    SECURITY                                     RATE           MATURITY                 (000)
 ----------------------------------------------------------------------------------------------------------
               TEXAS (15.0%)

 $    3,000    El Paso (INS)(c)                             4.75%         8/15/2033         $       2,763
      2,000    Hidalgo County Health Services Corp.         5.00          8/15/2026                 1,736
      4,000    Houston Utility Systems (INS)                5.13          5/15/2028                 3,899
      5,675    Lewisville (INS)                             5.80          9/01/2025                 5,003
      1,500    Manor ISD (NBGA)                             5.00          8/01/2037                 1,414
     27,940    Northwest ISD (NBGA)(PRE)                    6.16 (a)      8/15/2032                 6,126
      2,330    Northwest ISD (NBGA)                         6.16 (a)      8/15/2032                   506
      2,000    Pflugerville (INS)                           5.00          8/01/2028                 1,903
      1,500    Public Finance Auth. (INS)                   5.00          2/15/2036                 1,160
      1,000    San Leanna Education Facilities Corp.        4.75          6/01/2032                   818
      1,000    State Transportation Commission              4.50          4/01/2033                   892
                                                                                          ---------------
                                                                                                   26,220
                                                                                          ---------------
               WASHINGTON (1.3%)

      1,500    Economic Development Finance Auth. (INS)     5.00          6/01/2038                 1,396
      1,000    Vancouver Downtown Redevelopment Auth.
                    (INS)                                   5.00          1/01/2023                   849
                                                                                          ---------------
                                                                                                    2,245
                                                                                          ---------------
               WEST VIRGINIA (0.8%)

      1,500    Pleasants County                             5.25         10/15/2037                 1,358
                                                                                          ---------------
               WISCONSIN (3.4%)

      5,500    Univ. of Wisconsin Hospitals and Clinics
                    Auth. (INS)(PRE)                        6.13          4/01/2021                 5,906
                                                                                          ---------------
               Total Tax-Exempt Bonds (cost: $97,064)                                              93,157
                                                                                          ---------------

               TAX-EXEMPT MONEY MARKET INSTRUMENTS (0.9%)

               VARIABLE-RATE DEMAND NOTES (0.7%)

               SOUTH CAROLINA (0.7%)

      1,100    Jobs EDA  (LIQ)(INS)                         6.00         10/01/2035                 1,100
                                                                                          ---------------



  NUMBER OF
     SHARES
 -------------


               MONEY MARKET FUNDS (0.2%)

       380,889 SSgA Tax Free Money Market Fund, 3.15% (e)                                             381
                                                                                          ---------------
               Total Tax-Exempt Money Market Instruments (cost: $1,481)                             1,481
                                                                                          ---------------
               Total Tax-exempt
               Securities
               (cost: $98,545)                                                                     94,638
                                                                                          ---------------

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                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               BLUE CHIP STOCKS (48.5%)

               CONSUMER DISCRETIONARY (4.5%)
               -----------------------------
               ADVERTISING (0.1%)
      4,020    Interpublic Group of Companies,  Inc. *                                      $          35
      2,920    Omnicom Group, Inc.                                                                    130
                                                                                          ---------------
                                                                                                      165
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
      3,270    Coach, Inc. *                                                                           99
        852    Hanesbrands, Inc. *                                                                     25
        740    Jones Apparel Group, Inc.                                                               10
        510    Polo Ralph Lauren Corp.                                                                 32
        800    VF Corp.                                                                                61
                                                                                          ---------------
                                                                                                      227
                                                                                          ---------------
               APPAREL RETAIL (0.2%)

      4,590    Gap, Inc.                                                                               93
      2,700    Limited Brands, Inc.                                                                    41
      4,000    TJX Companies, Inc.                                                                    128
                                                                                          ---------------
                                                                                                      262
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
      3,000    Johnson Controls, Inc.                                                                  99
        500    WABCO Holdings, Inc.                                                                    21
                                                                                          ---------------
                                                                                                      120
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
     18,350    Ford Motor Co. *                                                                       120
      4,950    General Motors Corp.                                                                   115
                                                                                          ---------------
                                                                                                      235
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
      1,200    AutoNation, Inc. *                                                                      18
        540    AutoZone, Inc. *                                                                        62
                                                                                          ---------------
                                                                                                       80
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.5%)
      5,970    CBS Corp. "B"                                                                          136
      4,270    Clear Channel Communications, Inc.                                                     136
     26,392    Comcast Corp. "A" *                                                                    516
      6,260    DIRECTV Group, Inc. *                                                                  157
                                                                                          ---------------
                                                                                                      945
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
      2,910    International Game Technology                                                          131
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
      1,840    Best Buy Co., Inc.                                                                      79
      1,470    Circuit City Stores, Inc.                                                                6
      1,190    RadioShack Corp.                                                                        21
                                                                                          ---------------
                                                                                                      106
                                                                                          ---------------

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                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               CONSUMER ELECTRONICS (0.0%)
        520    Harman International Industries, Inc.                                        $          22
                                                                                          ---------------
               DEPARTMENT STORES (0.2%)
      1,930    J.C. Penney Co., Inc.                                                                   89
      2,740    Kohl's Corp. *                                                                         122
      3,760    Macy's, Inc.                                                                            93
      1,630    Nordstrom, Inc.                                                                         60
        630    Sears Holdings Corp. *                                                                  60
                                                                                          ---------------
                                                                                                      424
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
      1,450    Genuine Parts Co.                                                                       60
                                                                                          ---------------
               EDUCATIONAL SERVICES (0.0%)
      1,210    Apollo Group, Inc. "A" *                                                                74
                                                                                          ---------------
               FOOTWEAR (0.1%)
      3,310    NIKE, Inc. "B"                                                                         199
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.2%)
        790    Big Lots, Inc. *                                                                        13
      1,230    Family Dollar Stores, Inc.                                                              24
      6,690    Target Corp.                                                                           352
                                                                                          ---------------
                                                                                                      389
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
      1,470    Leggett & Platt, Inc.                                                                   25
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.4%)
     12,720    Home Depot, Inc.                                                                       338
     12,450    Lowe's Companies, Inc.                                                                 298
      1,000    Sherwin-Williams Co.                                                                    52
                                                                                          ---------------
                                                                                                      688
                                                                                          ---------------
               HOMEBUILDING (0.1%)
      1,060    Centex Corp.                                                                            24
      2,410    D.R. Horton, Inc.                                                                       34
        670    KB Home                                                                                 16
      1,210    Lennar Corp. "A"                                                                        22
      1,840    Pulte Homes, Inc.                                                                       25
                                                                                          ---------------
                                                                                                      121
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
      1,110    Bed Bath & Beyond, Inc. *                                                               32
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
      3,030    Carnival Corp.                                                                         119
      2,770    Marriott International, Inc. "A"                                                        95
      1,730    Starwood Hotels and Resorts Worldwide, Inc.                                             82
      1,540    Wyndham Worldwide Corp.                                                                 34
                                                                                          ---------------
                                                                                                      330
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
        550    Black & Decker Corp.                                                                    38
        505    Snap-On, Inc.                                                                           25

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======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        710    Stanley Works                                                                $          35
        680    Whirlpool Corp.                                                                         57
                                                                                          ---------------
                                                                                                      155
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        770    Fortune Brands, Inc.                                                                    50
      2,210    Newell Rubbermaid, Inc.                                                                 50
                                                                                          ---------------
                                                                                                      100
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
      2,680    Amazon.com, Inc. *                                                                     173
        320    Expedia, Inc. *                                                                          7
                                                                                          ---------------
                                                                                                      180
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        770    Brunswick Corp.                                                                         13
      1,450    Hasbro, Inc.                                                                            37
      3,390    Mattel, Inc.                                                                            65
                                                                                          ---------------
                                                                                                      115
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
      2,110    Harley-Davidson, Inc.                                                                   78
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.9%)
     20,150    News Corp. "A"                                                                         371
     31,480    Time Warner, Inc.                                                                      491
      5,570    Viacom, Inc. "B" *                                                                     221
     15,225    Walt Disney Co.                                                                        494
                                                                                          ---------------
                                                                                                    1,577
                                                                                          ---------------
               PUBLISHING (0.1%)
      2,860    McGraw-Hill Companies, Inc.                                                            117
      1,250    New York Times Co. "A"                                                                  23
                                                                                          ---------------
                                                                                                      140
                                                                                          ---------------
               RESTAURANTS (0.4%)
      1,240    Darden Restaurants, Inc.                                                                38
      8,500    McDonald's Corp.                                                                       460
        776    Tim Hortons, Inc.                                                                       27
        300    Wendy's International, Inc.                                                              7
      2,600    Yum! Brands, Inc.                                                                       90
                                                                                          ---------------
                                                                                                      622
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.0%)
      2,830    H&R Block, Inc.                                                                         53
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
         90    OfficeMax, Inc.                                                                          2
      3,900    Staples, Inc.                                                                           87
      1,170    Tiffany & Co.                                                                           44
                                                                                          ---------------
                                                                                                      133
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
      1,610    Goodyear Tire & Rubber Co. *                                                            44
                                                                                          ---------------
               Total Consumer Discretionary                                                         7,832
                                                                                          ---------------

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======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (5.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
      5,620    Archer-Daniels-Midland Co.                                                   $         253
                                                                                          ---------------
               BREWERS (0.2%)
      6,310    Anheuser-Busch Companies, Inc.                                                         297
        920    Molson Coors Brewing Co. "B"                                                            50
                                                                                          ---------------
                                                                                                      347
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
        680    Brown-Forman Corp. "B"                                                                  43
        100    Constellation Brands, Inc. "A" *                                                         2
                                                                                          ---------------
                                                                                                       45
                                                                                          ---------------
               DRUG RETAIL (0.5%)
     13,632    CVS Caremark Corp.                                                                     550
      7,190    Walgreen Co.                                                                           263
                                                                                          ---------------
                                                                                                      813
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
      3,180    Sysco Corp.                                                                             89
                                                                                          ---------------
               FOOD RETAIL (0.1%)
      6,290    Kroger Co.                                                                             152
      3,790    Safeway, Inc.                                                                          109
        760    SUPERVALU, Inc.                                                                         20
                                                                                          ---------------
                                                                                                      281
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.1%)
      1,300    Clorox Co.                                                                              76
      4,420    Colgate-Palmolive Co.                                                                  336
      2,450    Kimberly-Clark Corp.                                                                   160
     20,050    Procter & Gamble Co.                                                                 1,327
                                                                                          ---------------
                                                                                                    1,899
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.6%)
      3,890    Costco Wholesale Corp.                                                                 241
     15,460    Wal-Mart Stores, Inc.                                                                  767
                                                                                          ---------------
                                                                                                    1,008
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.6%)
      1,700    Campbell Soup Co.                                                                       55
      3,540    ConAgra Foods, Inc.                                                                     78
      2,860    General Mills, Inc.                                                                    160
      2,795    H.J. Heinz Co.                                                                         123
        910    Hershey Co.                                                                             34
      1,100    Kellogg Co.                                                                             56
     12,490    Kraft Foods, Inc. "A"                                                                  389
      1,120    McCormick & Co., Inc.                                                                   39
      2,380    Tyson Foods, Inc. "A"                                                                   34
      1,880    Wm. Wrigley Jr. Co.                                                                    113
                                                                                          ---------------
                                                                                                    1,081
                                                                                          ---------------

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======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               PERSONAL PRODUCTS (0.1%)
      3,790    Avon Products, Inc.                                                          $         144
      1,100    Estee Lauder Companies, Inc. "A"                                                        47
                                                                                          ---------------
                                                                                                      191
                                                                                          ---------------
               SOFT DRINKS (1.0%)
     15,970    Coca-Cola Co.                                                                          934
      1,385    Coca-Cola Enterprises, Inc.                                                             34
      1,130    Pepsi Bottling Group, Inc.                                                              38
      9,850    PepsiCo, Inc.                                                                          685
                                                                                          ---------------
                                                                                                    1,691
                                                                                          ---------------
               TOBACCO (0.6%)
     12,680    Altria Group, Inc.                                                                     927
      1,500    Reynolds American, Inc.                                                                 96
      1,710    UST, Inc.                                                                               93
                                                                                          ---------------
                                                                                                    1,116
                                                                                          ---------------
               Total Consumer Staples                                                               8,814
                                                                                          ---------------

               ENERGY (6.6%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
        750    CONSOL Energy, Inc.                                                                     57
        228    Patriot Coal Corp. *                                                                    12
      2,280    Peabody Energy Corp.                                                                   129
                                                                                          ---------------
                                                                                                      198
                                                                                          ---------------
               INTEGRATED OIL & GAS (3.9%)
     14,560    Chevron Corp.                                                                        1,262
     10,170    ConocoPhillips                                                                         841
     42,190    Exxon Mobil Corp.                                                                    3,671
      2,330    Hess Corp.                                                                             217
      6,200    Marathon Oil Corp.                                                                     330
      1,360    Murphy Oil Corp.                                                                       109
      5,600    Occidental Petroleum Corp.                                                             433
                                                                                          ---------------
                                                                                                    6,863
                                                                                          ---------------
               OIL & GAS DRILLING (0.3%)
      1,300    ENSCO International, Inc.                                                               78
      1,200    Nabors Industries Ltd. *                                                                38
      2,060    Noble Corp.                                                                            101
        950    Rowan Companies, Inc.                                                                   38
      2,303    Transocean, Inc. *                                                                     324
                                                                                          ---------------
                                                                                                      579
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.0%)
      2,677    Baker Hughes, Inc.                                                                     180
      2,560    BJ Services Co.                                                                         66
      8,580    Halliburton Co.                                                                        329
        600    National-Oilwell Varco, Inc. *                                                          37
     10,150    Schlumberger Ltd.                                                                      878
      2,910    Weatherford International Ltd. *                                                       201
                                                                                          ---------------
                                                                                                    1,691
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
      4,090    Anadarko Petroleum Corp.                                                     $         261
      1,910    Apache Corp.                                                                           219
      3,350    Chesapeake Energy Corp.                                                                151
      3,310    Devon Energy Corp.                                                                     340
      2,140    EOG Resources, Inc.                                                                    255
      1,080    Range Resources Corp.                                                                   66
      3,962    XTO Energy, Inc.                                                                       244
                                                                                          ---------------
                                                                                                    1,536
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
        490    Sunoco, Inc.                                                                            30
        430    Tesoro Corp.                                                                            16
      4,200    Valero Energy Corp.                                                                    243
                                                                                          ---------------
                                                                                                      289
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      6,015    El Paso Corp.                                                                           98
      5,070    Spectra Energy Corp.                                                                   117
      3,390    Williams Companies, Inc.                                                               122
                                                                                          ---------------
                                                                                                      337
                                                                                          ---------------
               Total Energy                                                                        11,493
                                                                                          ---------------

               FINANCIALS (8.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
      1,670    American Capital Strategies, Ltd.                                                       60
      1,685    Ameriprise Financial, Inc.                                                              85
      9,735    Bank of New York Mellon Corp.                                                          427
        780    Federated Investors, Inc. "B"                                                           32
        800    Franklin Resources, Inc.                                                                75
      1,760    Janus Capital Group, Inc.                                                               43
        980    Legg Mason, Inc.                                                                        65
      3,210    State Street Corp.                                                                     252
      1,260    T. Rowe Price Group, Inc.                                                               64
                                                                                          ---------------
                                                                                                    1,103
                                                                                          ---------------
               CONSUMER FINANCE (0.4%)
     10,190    American Express Co.                                                                   431
      3,400    Capital One Financial Corp.                                                            156
      4,160    Discover Financial Services                                                             63
      4,480    SLM Corp.                                                                               88
                                                                                          ---------------
                                                                                                      738
                                                                                          ---------------
               DIVERSIFIED BANKS (0.8%)
      1,320    Comerica, Inc.                                                                          48
     15,200    U.S. Bancorp                                                                           487
      5,335    Wachovia Corp.                                                                         163
     26,610    Wells Fargo & Co.                                                                      778
                                                                                          ---------------
                                                                                                    1,476
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
      2,650    Aon Corp.                                                                              110

10

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======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
      4,760    Marsh & McLennan Companies, Inc.                                             $         121
                                                                                          ---------------
                                                                                                      231
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.0%)
      1,010    Bear Stearns Companies, Inc.                                                            81
      8,840    Charles Schwab Corp.                                                                   173
      3,690    E*TRADE Financial Corp. *                                                               16
      3,630    Goldman Sachs Group, Inc.                                                              616
      4,620    Lehman Brothers Holdings, Inc.                                                         236
      3,940    Merrill Lynch & Co., Inc.                                                              195
      9,240    Morgan Stanley                                                                         389
                                                                                          ---------------
                                                                                                    1,706
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.8%)
      2,480    AFLAC, Inc.                                                                            155
      2,339    Lincoln National Corp.                                                                 120
      5,720    MetLife, Inc.                                                                          333
        700    Principal Financial Group, Inc.                                                         39
      8,335    Prudential Financial, Inc.                                                             608
        845    Torchmark Corp.                                                                         51
      3,120    Unum Group                                                                              71
                                                                                          ---------------
                                                                                                    1,377
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
     12,540    American International Group, Inc.                                                     588
        850    Assurant, Inc.                                                                          53
      3,830    Genworth Financial, Inc. "A"                                                            89
        990    Hartford Financial Services Group, Inc.                                                 69
                                                                                          ---------------
                                                                                                      799
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     36,960    Bank of America Corp.                                                                1,469
     24,310    Citigroup, Inc.                                                                        576
     27,775    JPMorgan Chase & Co.                                                                 1,129
                                                                                          ---------------
                                                                                                    3,174
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
      2,890    ACE Ltd.                                                                               163
      4,950    Allstate Corp.                                                                         236
        890    Ambac Financial Group, Inc.                                                             10
      2,650    Chubb Corp.                                                                            135
      1,450    Cincinnati Financial Corp.                                                              54
      1,730    MBIA, Inc.                                                                              22
      3,450    Progressive Corp.                                                                       63
      6,030    Travelers Companies, Inc.                                                              280
      1,550    XL Capital Ltd. "A"                                                                     56
                                                                                          ---------------
                                                                                                    1,019
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
      1,730    CB Richard Ellis Group, Inc. "A" *                                                      35
                                                                                          ---------------
               REGIONAL BANKS (0.6%)
      4,790    BB&T Corp.                                                                             149
      1,630    Commerce Bancorp, Inc.                                                                  62
      4,640    Fifth Third Bancorp                                                                    106

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        400    First Horizon National Corp.                                                 $           6
      3,190    Huntington Bancshares, Inc.                                                             39
      3,380    KeyCorp                                                                                 74
        640    M&T Bank Corp.                                                                          53
      2,240    Marshall & Ilsley Corp.                                                                 52
      5,500    National City Corp.                                                                     87
      3,040    PNC Financial Services Group, Inc.                                                     187
      6,040    Regions Financial Corp.                                                                128
        630    SunTrust Banks, Inc.                                                                    37
        930    Zions Bancorp                                                                           44
                                                                                          ---------------
                                                                                                    1,024
                                                                                          ---------------
               REITS - DIVERSIFIED (0.0%)
        970    Vornado Realty Trust                                                                    81
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
      2,055    ProLogis                                                                               111
                                                                                          ---------------
               REITS - OFFICE (0.0%)
        170    Boston Properties, Inc.                                                                 15
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
      1,003    Apartment Investment & Management Co. "A"                                               35
        690    AvalonBay Communities, Inc.                                                             64
      2,365    Equity Residential Properties Trust                                                     90
                                                                                          ---------------
                                                                                                      189
                                                                                          ---------------
               REITS - RETAIL (0.2%)
      1,070    Developers Diversified Realty Corp.                                                     41
      2,130    General Growth Properties, Inc.                                                         75
      2,210    Kimco Realty Corp.                                                                      75
      1,920    Simon Property Group, Inc.                                                             161
                                                                                          ---------------
                                                                                                      352
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
      4,540    Host Hotels & Resorts, Inc.                                                             74
        620    Plum Creek Timber Co., Inc.                                                             25
      1,055    Public Storage, Inc.                                                                    86
                                                                                          ---------------
                                                                                                      185
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
      1,650    CIT Group, Inc.                                                                         37
      1,860    Moody's Corp.                                                                           70
      2,300    NYSE Euronext                                                                          151
                                                                                          ---------------
                                                                                                      258
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
      5,050    Countrywide Financial Corp.                                                             32
        760    Fannie Mae                                                                              21
      4,210    Hudson City Bancorp, Inc.                                                               67
        710    MGIC Investment Corp.                                                                   10
      3,130    Sovereign Bancorp, Inc.                                                                 34
      7,550    Washington Mutual, Inc.                                                                112
                                                                                          ---------------
                                                                                                      276
                                                                                          ---------------
               Total Financials                                                                    14,149
                                                                                          ---------------

12

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               HEALTH CARE (6.0%)
               ------------------
               BIOTECHNOLOGY (0.6%)
      5,540    Amgen, Inc. *                                                                $         252
      2,950    Biogen Idec, Inc. *                                                                    172
      2,800    Celgene Corp. *                                                                        158
      2,260    Genzyme Corp. *                                                                        160
      6,740    Gilead Sciences, Inc. *                                                                319
                                                                                          ---------------
                                                                                                    1,061
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
      1,400    AmerisourceBergen Corp.                                                                 58
      2,630    Cardinal Health, Inc.                                                                  156
      1,690    McKesson Corp.                                                                          99
                                                                                          ---------------
                                                                                                      313
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.0%)
      5,600    Baxter International, Inc.                                                             331
      2,110    Becton, Dickinson & Co.                                                                191
     11,670    Boston Scientific Corp. *                                                              147
        600    C.R. Bard, Inc.                                                                         57
      3,400    Covidien Ltd.                                                                          145
      1,340    Hospira, Inc. *                                                                         57
      6,380    Medtronic, Inc.                                                                        315
      1,760    St. Jude Medical, Inc. *                                                                76
      2,570    Stryker Corp.                                                                          167
      1,110    Varian Medical Systems, Inc. *                                                          58
      2,070    Zimmer Holdings, Inc. *                                                                156
                                                                                          ---------------
                                                                                                    1,700
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
      4,170    Tenet Healthcare Corp. *                                                                20
                                                                                          ---------------
               HEALTH CARE SERVICES (0.3%)
      2,360    Express Scripts, Inc. *                                                                139
      1,085    Laboratory Corp. of America Holdings *                                                  84
      5,000    Medco Health Solutions, Inc. *                                                         222
                                                                                          ---------------
                                                                                                      445
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.0%)
      1,680    IMS Health, Inc.                                                                        38
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
      1,580    Applera Corp. - Applied Biosystems Group                                                53
        470    Millipore Corp. *                                                                       33
      1,130    PerkinElmer, Inc.                                                                       28
      3,620    Thermo Fisher Scientific, Inc. *                                                       202
        900    Waters Corp. *                                                                          54
                                                                                          ---------------
                                                                                                      370
                                                                                          ---------------
               MANAGED HEALTH CARE (0.6%)
      4,900    Aetna, Inc.                                                                            243
      3,150    CIGNA Corp.                                                                            141
      7,740    UnitedHealth Group, Inc.                                                               360

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
      4,100    WellPoint, Inc. *                                                            $         287
                                                                                          ---------------
                                                                                                    1,031
                                                                                          ---------------
               PHARMACEUTICALS (3.1%)
     12,210    Abbott Laboratories                                                                    654
      2,670    Allergan, Inc.                                                                         158
        920    Barr Pharmaceuticals, Inc. *                                                            43
     15,660    Bristol-Myers Squibb Co.                                                               354
      6,370    Eli Lilly and Co.                                                                      319
      2,430    Forest Laboratories, Inc. *                                                             97
     18,350    Johnson & Johnson                                                                    1,137
      2,120    King Pharmaceuticals, Inc. *                                                            22
     16,080    Merck & Co., Inc.                                                                      712
     53,260    Pfizer, Inc.                                                                         1,187
     13,360    Schering-Plough Corp.                                                                  290
        930    Watson Pharmaceuticals, Inc. *                                                          26
     10,330    Wyeth                                                                                  450
                                                                                          ---------------
                                                                                                    5,449
                                                                                          ---------------
               Total Health Care                                                                   10,427
                                                                                          ---------------

               INDUSTRIALS (5.6%)
               ------------------
               AEROSPACE & DEFENSE (1.6%)
      6,060    Boeing Co.                                                                             502
      3,490    General Dynamics Corp.                                                                 286
      1,090    Goodrich Corp.                                                                          65
      5,200    Honeywell International, Inc.                                                          299
      1,070    L-3 Communications Holdings, Inc.                                                      114
      3,060    Lockheed Martin Corp.                                                                  316
      3,020    Northrop Grumman Corp.                                                                 237
      3,845    Raytheon Co.                                                                           249
      1,400    Rockwell Collins, Inc.                                                                  82
      8,570    United Technologies Corp.                                                              604
                                                                                          ---------------
                                                                                                    2,754
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
      1,500    C.H. Robinson Worldwide, Inc.                                                           76
        740    FedEx Corp.                                                                             65
      7,000    United Parcel Service, Inc. "B"                                                        492
                                                                                          ---------------
                                                                                                      633
                                                                                          ---------------
               AIRLINES (0.1%)
      6,380    Southwest Airlines Co.                                                                  78
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
      1,500    Trane, Inc.                                                                             68
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
      1,880    R.R. Donnelley & Sons Co.                                                               60
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
        675    Fluor Corp.                                                                             94
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
      4,175    Caterpillar, Inc.                                                                      302

14

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      1,780    Cummins, Inc.                                                                $          90
      3,940    Deere & Co.                                                                            336
        540    Navistar International Corp. *                                                          30
      2,992    PACCAR, Inc.                                                                           130
        290    Terex Corp. *                                                                           19
                                                                                          ---------------
                                                                                                      907
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
      1,180    Cintas Corp.                                                                            34
      1,130    Equifax, Inc.                                                                           39
                                                                                          ---------------
                                                                                                       73
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      1,570    Cooper Industries Ltd. "A"                                                              66
      6,870    Emerson Electric Co.                                                                   350
      1,290    Rockwell Automation, Inc.                                                               71
                                                                                          ---------------
                                                                                                      487
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      2,530    Allied Waste Industries, Inc. *                                                         26
      4,595    Waste Management, Inc.                                                                 151
                                                                                          ---------------
                                                                                                      177
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)
      1,110    Monster Worldwide, Inc. *                                                               29
      1,400    Robert Half International, Inc.                                                         38
                                                                                          ---------------
                                                                                                       67
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.6%)
      5,350    3M Co.                                                                                 419
     66,900    General Electric Co.                                                                 2,217
      1,150    Textron, Inc.                                                                           62
      1,440    Tyco International Ltd.                                                                 58
                                                                                          ---------------
                                                                                                    2,756
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.4%)
      2,045    Danaher Corp.                                                                          152
      1,760    Dover Corp.                                                                             73
      1,260    Eaton Corp.                                                                            102
      2,370    Ingersoll-Rand Co. Ltd. "A"                                                             99
      1,030    ITT Corp.                                                                               58
      1,100    Pall Corp.                                                                              43
      1,560    Parker-Hannifin Corp.                                                                  101
                                                                                          ---------------
                                                                                                      628
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
        780    Avery Dennison Corp.                                                                    40
      1,680    Pitney Bowes, Inc.                                                                      60
                                                                                          ---------------
                                                                                                      100
                                                                                          ---------------
               RAILROADS (0.4%)
      1,610    Burlington Northern Santa Fe Corp.                                                     141
      3,760    CSX Corp.                                                                              183
      3,540    Norfolk Southern Corp.                                                                 187

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      1,925    Union Pacific Corp.                                                          $         240
                                                                                          ---------------
                                                                                                      751
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
        670    W.W. Grainger, Inc.                                                                     49
                                                                                          ---------------
               TRUCKING (0.0%)
        535    Ryder System, Inc.                                                                      31
                                                                                          ---------------
               Total Industrials                                                                    9,713
                                                                                          ---------------

               INFORMATION TECHNOLOGY (7.5%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
      5,080    Adobe Systems, Inc. *                                                                  171
      1,240    Citrix Systems, Inc. *                                                                  41
      3,210    Compuware Corp. *                                                                       26
      2,200    Intuit, Inc. *                                                                          58
      1,030    Parametric Technology Corp. *                                                           16
                                                                                          ---------------
                                                                                                      312
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (1.4%)
      1,060    ADC Telecommunications, Inc. *                                                          15
        740    Ciena Corp. *                                                                           19
     43,965    Cisco Systems, Inc. *                                                                1,072
     13,520    Corning, Inc.                                                                          314
      1,920    JDS Uniphase Corp. *                                                                    25
      4,900    Juniper Networks, Inc. *                                                               131
     19,890    Motorola, Inc.                                                                         198
     13,090    QUALCOMM, Inc.                                                                         555
      3,810    Tellabs, Inc. *                                                                         25
                                                                                          ---------------
                                                                                                    2,354
                                                                                          ---------------
               COMPUTER HARDWARE (1.9%)
      6,950    Apple, Inc. *                                                                          869
      9,220    Dell, Inc. *                                                                           183
     22,180    Hewlett-Packard Co.                                                                  1,060
      9,390    International Business Machines Corp.                                                1,069
      1,545    NCR Corp. *                                                                             34
      7,750    Sun Microsystems, Inc. *                                                               127
      1,545    Teradata Corp. *                                                                        39
                                                                                          ---------------
                                                                                                    3,381
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
     19,890    EMC Corp. *                                                                            309
        820    Lexmark International, Inc. "A" *                                                       27
      1,650    Network Appliance, Inc. *                                                               36
      1,180    QLogic Corp. *                                                                          19
      1,980    SanDisk Corp. *                                                                         46
                                                                                          ---------------
                                                                                                      437
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
        880    Affiliated Computer Services, Inc. "A" *                                                45
      1,250    Broadridge Financial Solutions, Inc.                                                    24
      1,430    Computer Sciences Corp. *                                                               62
      4,470    Electronic Data Systems Corp.                                                           78

16

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      1,480    Fidelity National Information Services, Inc.                                 $          61
      1,450    Fiserv, Inc. *                                                                          76
      1,430    Total System Services, Inc.                                                             32
      6,535    Western Union Co.                                                                      136
                                                                                          ---------------
                                                                                                      514
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
      3,540    Agilent Technologies, Inc. *                                                           108
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
      1,820    Jabil Circuit, Inc.                                                                     23
      1,230    Molex, Inc.                                                                             28
      4,020    Tyco Electronics Ltd.                                                                  132
                                                                                          ---------------
                                                                                                      183
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
      2,670    Electronic Arts, Inc. *                                                                126
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.7%)
      1,070    Akamai Technologies, Inc. *                                                             38
      9,940    eBay, Inc. *                                                                           262
      1,220    Google, Inc. "A" *                                                                     575
      2,110    VeriSign, Inc. *                                                                        73
     10,780    Yahoo!, Inc. *                                                                         299
                                                                                          ---------------
                                                                                                    1,247
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.0%)
      2,110    Cognizant Technology Solutions Corp. "A" *                                              64
      3,020    Unisys Corp. *                                                                          12
                                                                                          ---------------
                                                                                                       76
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)
      2,910    Xerox Corp.                                                                             43
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
     13,160    Applied Materials, Inc.                                                                252
      1,720    KLA-Tencor Corp.                                                                        72
        560    MEMC Electronic Materials, Inc. *                                                       43
      1,130    Novellus Systems, Inc. *                                                                25
      1,500    Teradyne, Inc. *                                                                        18
        463    Verigy Ltd. *                                                                            9
                                                                                          ---------------
                                                                                                      419
                                                                                          ---------------
               SEMICONDUCTORS (0.9%)
      5,250    Advanced Micro Devices, Inc. *                                                          38
     42,450    Intel Corp.                                                                            847
        450    Linear Technology Corp.                                                                 12
      6,130    LSI Corp. *                                                                             31
      1,870    Microchip Technology, Inc.                                                              58
      6,610    Micron Technology, Inc. *                                                               50
      2,050    National Semiconductor Corp.                                                            34
      4,425    NVIDIA Corp. *                                                                          95
     12,100    Texas Instruments, Inc.                                                                362
      2,920    Xilinx, Inc.                                                                            65
                                                                                          ---------------
                                                                                                    1,592
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               SYSTEMS SOFTWARE (1.3%)
      1,755    BMC Software, Inc. *                                                         $          57
      3,800    CA, Inc.                                                                                87
     49,325    Microsoft Corp.                                                                      1,343
      3,040    Novell, Inc. *                                                                          23
     33,007    Oracle Corp. *                                                                         620
      7,330    Symantec Corp. *                                                                       123
                                                                                          ---------------
                                                                                                    2,253
                                                                                          ---------------
               Total Information Technology                                                        13,045
                                                                                          ---------------

               MATERIALS (1.9%)
               ----------------
               ALUMINUM (0.2%)
      7,250    Alcoa, Inc.                                                                            269
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.0%)
        810    Vulcan Materials Co.                                                                    57
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
        490    Ashland, Inc.                                                                           22
      8,260    Dow Chemical Co.                                                                       311
      5,700    E.I. du Pont de Nemours & Co.                                                          265
        700    Eastman Chemical Co.                                                                    46
      1,110    Hercules, Inc.                                                                          20
      1,400    PPG Industries, Inc.                                                                    87
                                                                                          ---------------
                                                                                                      751
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
      2,081    Freeport-McMoRan Copper & Gold, Inc.                                                   210
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      3,900    Monsanto Co.                                                                           451
                                                                                          ---------------
               FOREST PRODUCTS (0.1%)
      1,735    Weyerhaeuser Co.                                                                       106
                                                                                          ---------------
               GOLD (0.1%)
      3,920    Newmont Mining Corp.                                                                   200
                                                                                          ---------------
               INDUSTRIAL GASES (0.2%)
      1,865    Air Products & Chemicals, Inc.                                                         170
      2,760    Praxair, Inc.                                                                          222
                                                                                          ---------------
                                                                                                      392
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
        900    Ball Corp.                                                                              40
      1,360    Pactiv Corp. *                                                                          34
                                                                                          ---------------
                                                                                                       74
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
        880    Bemis Co., Inc.                                                                         22
      1,400    Sealed Air Corp.                                                                        34
                                                                                          ---------------
                                                                                                       56
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
      3,720    International Paper Co.                                                                118

18

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      1,590    MeadWestVaco Corp.                                                           $          41
                                                                                          ---------------
                                                                                                      159
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
      1,530    Ecolab, Inc.                                                                            72
        890    International Flavors & Fragrances, Inc.                                                38
      1,140    Sigma-Aldrich Corp.                                                                     63
                                                                                          ---------------
                                                                                                      173
                                                                                          ---------------
               STEEL (0.2%)
        900    Allegheny Technologies, Inc.                                                            70
      2,580    Nucor Corp.                                                                            166
      1,000    United States Steel Corp.                                                              108
                                                                                          ---------------
                                                                                                      344
                                                                                          ---------------
               Total Materials                                                                      3,242
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
     51,100    AT&T, Inc.                                                                           1,780
      1,150    CenturyTel, Inc.                                                                        41
        440    Citizens Communications Co.                                                              5
     13,670    Qwest Communications International, Inc.                                                74
     25,055    Verizon Communications, Inc.                                                           910
      4,156    Windstream Corp.                                                                        49
                                                                                          ---------------
                                                                                                    2,859
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      1,790    American Tower Corp. "A" *                                                              69
     13,200    Sprint Nextel Corp.                                                                     94
                                                                                          ---------------
                                                                                                      163
                                                                                          ---------------
               Total Telecommunication Services                                                     3,022
                                                                                          ---------------

               UTILITIES (1.6%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
        900    Allegheny Energy, Inc.                                                                  46
      3,420    American Electric Power Co., Inc.                                                      140
     10,944    Duke Energy Corp.                                                                      192
        170    Edison International                                                                     8
      1,200    Entergy Corp.                                                                          123
      4,965    Exelon Corp.                                                                           372
      2,895    FirstEnergy Corp.                                                                      196
      3,490    FPL Group, Inc.                                                                        210
      3,040    PPL Corp.                                                                              138
        790    Progress Energy, Inc.                                                                   33
      6,540    Southern Co.                                                                           226
                                                                                          ---------------
                                                                                                    1,684
                                                                                          ---------------
               GAS UTILITIES (0.1%)
      1,480    Questar Corp.                                                                           82
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      4,420    AES Corp. *                                                                             79

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      1,560    Constellation Energy Group, Inc.                                             $         138
      4,320    Dynegy, Inc. "A" *                                                                      32
                                                                                          ---------------
                                                                                                      249
                                                                                          ---------------
               MULTI-UTILITIES (0.4%)
      1,810    Ameren Corp.                                                                            77
      2,760    CenterPoint Energy, Inc.                                                                41
      1,960    CMS Energy Corp.                                                                        28
      5,610    Dominion Resources, Inc.                                                               224
      1,530    DTE Energy Co.                                                                          61
        321    Integrys Energy Group, Inc.                                                             15
      2,200    PG&E Corp.                                                                              83
      3,100    Public Service Enterprise Group, Inc.                                                  137
      1,400    Sempra Energy                                                                           74
      1,830    TECO Energy, Inc.                                                                       27
         90    Xcel Energy, Inc.                                                                        2
                                                                                          ---------------
                                                                                                      769
                                                                                          ---------------
               Total Utilities                                                                      2,784
                                                                                          ---------------
               Total Blue Chip Stocks (cost: $70,039)                                              84,521
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $168,584)                                       $         179,159
                                                                                          ===============

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                     to Portfolio of INVESTMENTS


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the

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=====================-----------------------------------------------------------
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                     (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

C. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2008, were $17,923,000 and $7,348,000, respectively, resulting in net unrealized appreciation of $10,575,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $174,363,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

22

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=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency
ISD            Independent School District
MTA            Metropolitan Transportation Authority
PRE            Prerefunded to a date prior to maturity
USD            Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from RBC Centura Bank.
(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At February 29, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $5,685,000, which included when-issued securities of $2,922,000.
(d) At February 29, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

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=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


(e) Rate represents the money market fund annualized seven-day yield at February 29, 2008.

* Non-income-producing security for the 12 months preceding February 29, 2008.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.